Segment information	12 Months Ended
Dec. 31, 2024
Segment information
Segment information

Note 6     Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the Chief Executive Officer, Chief Financial Officer, Chief Exploration and Development Officer, Chief Operating Officer, Chief Strategy, Sustainability and Legal Officer and Chief People Officer. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports. The committee considers the business from a geographic perspective. No operating segments have been aggregated to form the reportable segments.

The Executive Committee assesses the performance of the operating segments based on a measure of Adjusted EBITDA. Adjusted EBITDA is defined as profit (loss) for the period (determined in accordance with the indenture governing the Notes due 2027, which does not give effect to the adoption of IFRS 16 Leases), before net finance results, income tax, depreciation, amortization, certain non-cash items such as impairments and write-offs of unsuccessful exploration efforts, accrual of share-based payment, unrealized result on commodity risk management contracts, geological and geophysical expenses allocated to capitalized projects, and other non-recurring events. Other information provided to the Executive Committee is measured in a manner consistent with that in the Consolidated Financial Statements.

Segment areas (geographical segments)

Amounts in US$ ‘000	Colombia	Ecuador	Brazil (a)	Chile (b)	Argentina	Corporate	Total
2024
Revenue	619,762	30,567	2,934	398	—	7,177	660,838
Sale of crude oil	617,989	30,567	114	—	—	—	648,670
Sale of purchased crude oil	—	—	—	—	—	7,177	7,177
Sale of gas	1,858	—	2,820	398	—	—	5,076
Commodity risk management contracts designated as cash flow hedges	(85)	—	—	—	—	—	(85)
Production and operating costs	(143,634)	(9,549)	(4,140)	(437)	—	(6,274)	(164,034)
Royalties in cash	(3,953)	—	(224)	(12)	—	—	(4,189)
Economic rights in cash	(6,484)	—	—	—	—	—	(6,484)
Share-based payment	(642)	(5)	—	—	—	—	(647)
Operating costs	(132,555)	(9,544)	(3,916)	(425)	—	(6,274)	(152,714)
Adjusted EBITDA	419,320	14,746	(3,732)	(120)	(4,511)	(8,814)	416,889
Depreciation	(121,143)	(8,290)	(1,214)	—	(10)	(2)	(130,659)
Write-off of unsuccessful exploration efforts	(6,909)	(7,714)	(156)	—	—	—	(14,779)
Total assets	885,438	48,333	14,040	—	215,755	36,489	1,200,055
Purchase of property, plant and equipment	167,002	24,057	251	—	—	—	191,310
(a)	Production in the Manati gas field was temporarily suspended since mid-March 2024 due to unscheduled maintenance activities.
(b)	Divested in January 2024. See Note 35.3.

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (a)	Argentina	Corporate	Total
2023
Revenue	702,401	19,097	14,019	15,644	—	5,464	756,625
Sale of crude oil	702,308	19,097	490	5,052	—	—	726,947
Sale of purchased crude oil	—	—	—	—	—	5,464	5,464
Sale of gas	903	—	13,529	10,592	—	—	25,024
Commodity risk management contracts designated as cash flow hedges	(810)	—	—	—	—	—	(810)
Production and operating costs	(204,245)	(10,242)	(4,946)	(8,226)	—	(4,666)	(232,325)
Royalties in cash	(11,201)	—	(1,096)	(548)	—	—	(12,845)
Economic rights in cash	(72,032)	—	—	—	—	—	(72,032)
Share-based payment	(671)	(7)	—	(72)	—	—	(750)
Operating costs	(120,341)	(10,235)	(3,850)	(7,606)	—	(4,666)	(146,698)
Adjusted EBITDA	446,835	5,159	6,374	4,952	(2,620)	(8,838)	451,862
Depreciation	(101,666)	(7,096)	(2,332)	(9,815)	(22)	(3)	(120,934)
Recognition of impairment losses	—	—	—	(13,332)	—	—	(13,332)
Write-off of unsuccessful exploration efforts	(29,563)	—	—	—	—	—	(29,563)
Total assets	895,900	40,336	27,891	36,192	357	15,873	1,016,549
Purchase of property, plant and equipment	178,113	20,889	22	16	—	—	199,040
(a)	Divested in January 2024. See Note 35.3.

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (a)	Argentina	Corporate	Total
2022
Revenue	978,423	10,671	19,873	29,196	1,962	9,454	1,049,579
Sale of crude oil	977,184	10,671	796	14,460	1,664	—	1,004,775
Sale of purchased crude oil	—	—	—	—	—	9,454	9,454
Sale of gas	1,239	—	19,077	14,736	298	—	35,350
Realized loss on commodity risk management contracts	(83,244)	—	—	—	—	—	(83,244)
Production and operating costs	(327,626)	(3,220)	(5,299)	(14,126)	(1,579)	(7,929)	(359,779)
Royalties in cash	(60,314)	—	(1,546)	(1,165)	(273)	—	(63,298)
Economic rights in cash	(188,989)	—	—	—	—	—	(188,989)
Share-based payment	(843)	(10)	—	(103)	1	—	(955)
Operating costs	(77,480)	(3,210)	(3,753)	(12,858)	(1,307)	(7,929)	(106,537)
Adjusted EBITDA	525,593	4,197	11,654	11,753	(3,643)	(8,775)	540,779
Depreciation	(78,775)	(788)	(2,796)	(14,076)	(254)	(3)	(96,692)
Write-off of unsuccessful exploration efforts	(21,318)	(4,471)	—	—	—	—	(25,789)
Total assets	797,390	35,690	34,329	63,379	1,296	41,891	973,975
Purchase of property, plant and equipment	139,197	18,461	—	11,150	—	—	168,808
(a)	Divested in January 2024. See Note 35.3.

A reconciliation of Adjusted EBITDA to Profit for the year is provided as follows:

Amounts in US$ ‘000	2024	2023	2022
Adjusted EBITDA	416,889	451,862	540,779
Unrealized gain on commodity risk management contracts	—	—	13,023
Depreciation	(130,659)	(120,934)	(96,692)
Share-based payment	(6,274)	(7,328)	(11,038)
Write-off of unsuccessful exploration efforts	(14,779)	(29,563)	(25,789)
Impairment loss for non-financial assets	—	(13,332)	—
Lease accounting - IFRS 16	7,775	10,267	7,851
Others (a)	594	(20,065)	943
Operating profit	273,546	270,907	429,077
Financial expenses	(51,551)	(45,815)	(57,073)
Financial income	8,016	6,237	3,180
Foreign exchange gain (loss)	12,160	(16,820)	19,725
Profit before tax	242,171	214,509	394,909
Income tax expense	(145,792)	(103,441)	(170,474)
Profit for the year	96,379	111,068	224,435
a)	Includes allocation to capitalized projects (Note 12). In 2024, also includes additions to provisions for environmental and tax contingencies in Brazil of US$ 2,742,000 (see Note 28). In 2023, also includes termination and other costs incurred because of the divestment process in Chile, including a provision for investment commitments maintained by GeoPark after the transaction, for a total amount of US$ 9,742,000 (see Note 35.3), together with the amount paid for transferring the working interest in the Los Parlamentos Block in Argentina to the joint operation partner for US$ 7,023,000 (see Note 35.4), and others. In 2022, it includes a gain from the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina.